Related Party Balance And Transactions - Additional Information (Details) ¥ in Millions			1 Months Ended												12 Months Ended
	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties															$ 164,046	$ 125,748
Accounts receivable, net															7,005,396	11,241,534
Issuance of loans																	$ 94,738
Beijing Puyan
Related Party Transaction [Line Items]
Purchase of loan from related parties	$ 4,200,000	¥ 30.3
Related party transaction, rate	3.85%	3.85%
Repayments of related party debt			$ 55,000	¥ 0.3	$ 55,000	¥ 0.3					$ 2,800,000	¥ 20.0	$ 1,400,000	¥ 10.0
Interest income															31,500	2,000	7,000
Amounts due from related parties, net															$ 273,066	298,254
Ding Rui
Related Party Transaction [Line Items]
Payment of interest free advance																	300,000	¥ 1.9	$ 240,000	¥ 1.7
Executive Officers
Related Party Transaction [Line Items]
Payment of interest free advance									$ 27,000	¥ 0.2
Hou Yifei [Member]
Related Party Transaction [Line Items]
Payment of interest free advance																	400,000	¥ 2.9
Zhichong Technology Co Ltd
Related Party Transaction [Line Items]
Equity method investment ownership percentage															49.00%
Purchase of materials															$ 100,000	400,000	71,000
Amounts due from related parties, net															200
Amount due to related parties																100,000
Sale of materials															10,000
Accounts receivable, net															$ 12,000	0
Zhichong New Energy
Related Party Transaction [Line Items]
Equity method investment ownership percentage															12.00%
Related party transaction, rate							6.00%	6.00%
Sale of materials															$ 700,000	1,700,000	$ 400,000
Accounts receivable, net															$ 2,700,000	1,900,000
Issuance of loans							$ 100,000	¥ 0.7
Principal and accrued interest amount																$ 100,000					¥ 0.7
Principal and accrued interest amount repaid			$ 25,000	¥ 0.2	$ 25,000	¥ 0.2